Segment reporting - Consolidated Statement of Profit or Loss By Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shipping income
Revenue	$ 1,235,127	$ 854,669	$ 419,770
Gains on disposal of vessels/other tangible assets	372,444	96,160	15,068
Other operating income	23,316	15,141	10,255
Total shipping income	1,630,887	965,970	445,093
Operating expenses
Voyage expenses and commissions	(142,090)	(175,187)	(118,808)
Vessel operating expenses	(231,033)	(216,094)	(220,706)
Charter hire expenses	(4,500)	(5,769)	(9,750)
Losses on disposal of vessels/other tangible assets	0	(347)	0
Depreciation tangible assets	(219,428)	(221,576)	(344,904)
Depreciation intangible assets (Note 9)	(1,612)	(1,021)	(90)
General and administrative expenses	(62,532)	(51,702)	(32,408)
Total operating expenses	(661,195)	(671,696)	(726,666)
RESULT FROM OPERATING ACTIVITIES	969,692	294,274	(281,573)
Finance income	67,168	27,140	14,934
Finance expenses	(171,897)	(133,009)	(95,541)
Net finance expenses	(104,729)	(105,869)	(80,607)
Share of profit (loss) of equity accounted investees (net of income tax)	(927)	17,650	22,976
PROFIT (LOSS) BEFORE INCOME TAX	864,036	206,055	(339,204)
Income tax expense	(6,009)	(2,804)	427
PROFIT (LOSS) FOR THE PERIOD	858,027	203,251	(338,777)
Attributable to:
Owners of the company	858,027	203,251	(338,777)
Operating segments | Tankers
Shipping income
Revenue	1,172,725	810,122	422,649
Gains on disposal of vessels/other tangible assets	372,444	99,437	15,068
Other operating income	17,447	12,208	10,111
Total shipping income	1,562,616	921,767	447,828
Operating expenses
Voyage expenses and commissions	(142,090)	(176,146)	(122,374)
Vessel operating expenses	(205,013)	(202,765)	(222,087)
Charter hire expenses	(4,500)	(5,259)	(6,775)
Losses on disposal of vessels/other tangible assets	0	(347)	0
Depreciation tangible assets	(203,750)	(212,624)	(347,338)
Depreciation intangible assets (Note 9)	(56)	(108)	(90)
General and administrative expenses	(61,934)	(51,323)	(32,441)
Total operating expenses	(617,343)	(648,572)	(731,105)
RESULT FROM OPERATING ACTIVITIES	945,273	273,195	(283,277)
Finance income	66,572	26,747	14,050
Finance expenses	(163,516)	(128,695)	(95,626)
Net finance expenses	(96,944)	(101,948)	(81,576)
Share of profit (loss) of equity accounted investees (net of income tax)	(905)	92	380
PROFIT (LOSS) BEFORE INCOME TAX	847,424	171,339	(364,473)
Income tax expense	(2,826)	(216)	427
PROFIT (LOSS) FOR THE PERIOD	844,598	171,123	(364,046)
Attributable to:
Owners of the company	844,598	171,123	(364,046)
Operating segments | FSO
Shipping income
Revenue	63,236	66,297	50,132
Gains on disposal of vessels/other tangible assets	0	0	0
Other operating income	5,879	3,752	2,356
Total shipping income	69,115	70,049	52,488
Operating expenses
Voyage expenses and commissions	0	0	0
Vessel operating expenses	(26,855)	(19,156)	(12,381)
Charter hire expenses	0	0	0
Losses on disposal of vessels/other tangible assets	0	0	0
Depreciation tangible assets	(15,678)	(12,101)	(9,899)
Depreciation intangible assets (Note 9)	(1,556)	(913)	0
General and administrative expenses	(629)	(508)	(330)
Total operating expenses	(44,718)	(32,678)	(22,610)
RESULT FROM OPERATING ACTIVITIES	24,397	37,371	29,878
Finance income	596	313	0
Finance expenses	(8,381)	(4,569)	(1,971)
Net finance expenses	(7,785)	(4,256)	(1,971)
Share of profit (loss) of equity accounted investees (net of income tax)	0	0	0
PROFIT (LOSS) BEFORE INCOME TAX	16,612	33,115	27,907
Income tax expense	(3,183)	(987)	(2,638)
PROFIT (LOSS) FOR THE PERIOD	13,429	32,128	25,269
Attributable to:
Owners of the company	13,429	32,128	25,269
Equity-accounted investees
Shipping income
Revenue	834	21,750	53,011
Gains on disposal of vessels/other tangible assets	0	3,277	0
Other operating income	10	819	2,212
Total shipping income	844	25,846	55,223
Operating expenses
Voyage expenses and commissions	0	(959)	(3,566)
Vessel operating expenses	(835)	(5,827)	(13,762)
Charter hire expenses	0	510	2,975
Losses on disposal of vessels/other tangible assets	0	0	0
Depreciation tangible assets	0	(3,149)	(12,333)
Depreciation intangible assets (Note 9)	0	0	0
General and administrative expenses	(31)	(129)	(363)
Total operating expenses	(866)	(9,554)	(27,049)
RESULT FROM OPERATING ACTIVITIES	(22)	16,292	28,174
Finance income	0	(80)	(884)
Finance expenses	0	(255)	(2,056)
Net finance expenses	0	(335)	(2,940)
Share of profit (loss) of equity accounted investees (net of income tax)	22	(17,558)	(22,596)
PROFIT (LOSS) BEFORE INCOME TAX	0	(1,601)	2,638
Income tax expense	0	1,601	(2,638)
PROFIT (LOSS) FOR THE PERIOD	0	0	0
Attributable to:
Owners of the company	$ 0	$ 0	$ 0